UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net loss	$ (1,299,619)	$ (691,971)	$ (1,171,439)	$ (348,288)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	16,600	0
Amortization	77,894	26,340	58,754	32,585
Amortization of debt discount	491,700	0
Impairment of Intangible Asset			198,193	0
Stock-based compensation expense	70,051	75,410
Shares Issued for Loan & Interest	0	224,000	120,000	60,000
Loss on conversion of convertible note to common stock	0	376,000	426,000	0
Shares Issued for Services			58,000	122,000
Shares Issued as gift			17,410	0
Loss on exercise of warrants			60,000	0
Changes in assets and liabilities
Right of use lease asset	13,298	0
Accounts Payable	(188,560)	9,770	44,214	26,618
Prepaid Expenses			30,000	(30,000)
Payroll Payable	0	54,000	84,512	50,488
Accrued Interest	(14,004)	6,404	33,701	4,303
Lease liability	(13,298)	0
Due to related party	74,572	518	6,557	1,468
Net cash provided by (used in) operating activities	(771,366)	80,471	(34,098)	(80,827)
Cash Flows from Investing Activities
Acquisition of software	0	(90,440)	(85,871)	(74,173)
Net cash used in investing activities	0	(90,440)	(85,871)	(74,173)
Cash Flows from Financing Activities
Proceeds from issuance of convertible notes	843,200	0
Proceeds from issuance of promissory notes	0	10,000
Repayment of promissory notes	(55,000)	0
Shares issued for cash			30,000	100,000
Promissory Note			90,000	55,000
Net cash provided by financing activities	788,200	10,000	120,000	155,000
Net Increase in Cash	16,834	31	31	1
Cash at beginning of year	33	2	2	1
Cash at end of year	16,867	33	33	2
Noncash Investing and Financing Items [Abstract]
Forgiveness of Accrued payroll			135,000	0
Shares issued for conversion of notes			$ 540,000	$ 0
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	14,004	0
Cash paid during the period for income tax	0	0
Conversion of contingent equity consideration payable to equity	11,281,541	0
Conversion of convertible debt to equity	840,675	0
Recognition of operating lease: right of use asset and lease liability	96,347	0
Fair value of warrants issued as deferred offering cost	990,614	0
Fair value of convertible debt beneficial conversion feature allocated to proceeds of debt	491,700	0
Contingent equity consideration payable from acquisition	$ 3,323,192	$ 0